UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 10, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       62
Form 13F Information Table Value Total:       99171
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1527   20990SH     SOLE        20990
AMERICAN INTL GROUP INC            COM            026874107     272   81665SH     SOLE        81665
ANADARKO PETROLE                   COM            032511107    1231   25370SH     SOLE        25370
Apache Corp.                       COM            037411105    1200   11509SH     SOLE        11509
APPLIED MATERIALS INC              COM            038222105    1418   93710SH     SOLE        93710
BP PLC                             SPONSORED ADR  055622104    1542   30740SH     SOLE        30740
CHEVRON CORP                       COM            166764100    1817   22026SH     SOLE        22026
CITIGROUP INC                      COM            172967101    1618   78870SH     SOLE        78870
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601    3357  170047SH     SOLE       170047
CONOCOPHILLIPS                     COM            20825C104    1804   24628SH     SOLE        24628
COSTCO WHSL CORP NEW               COM            22160K105    1453   22380SH     SOLE        22380
DAYSTAR TECHNOLOGIES INC           COM            23962Q100     560  200000SH     SOLE       200000
EBAY INC                           COM            278642103    1550   69270SH     SOLE        69270
ECHELON CORP                       OC COM         27874N105    2184  221048SH     SOLE       221048
ENCANA CORP                        COM            292505104    1178   18436SH     SOLE        18436
EXXON MOBIL CORP                   COM            30231G102    1794   23100SH     SOLE        23100
HALLIBURTON CO                     COM            406216101    1827   56400SH     SOLE        56400
HELIX ENERGY SOL                   COM            42330P107    1818   74880SH     SOLE        74880
HERCULES OFFSHOR                   COM            427093109     621   40963SH     SOLE        40963
HESS CORP                          COM            42809H107    1842   22443SH     SOLE        22443
HONDA MOTOR LTD                    ADR AMER SHS   438128308     833   27650SH     SOLE        27650
HSBC HLDGS PLC                     SPONSORED ADR N404280406     283    3500SH     SOLE         3500
IMPERIAL OIL                       COM NEW        453038408    1762   41107SH     SOLE        41107
INFOSPACE INC                      COM NEW        45678T201    1702  156830SH     SOLE       156830
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107    2632  248800SH     SOLE       248800
L 3 COMMUNICATIONS HLDG CORP       COM            502424104    1492   15180SH     SOLE        15180
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    1114   37100SH     SOLE        37100
MARATHON OIL CORP COM              COM            565849106    1818   45600SH     SOLE        45600
MEMC ELECTR MATLS INC              COM            552715104    2266   80180SH     SOLE        80180
MICROSOFT CORP                     COM            594918104     851   31878SH     SOLE        31878
NETEASE COM INC                    SPONSORED ADR  64110W102    2029   89000SH     SOLE        89000
NETFLIX COM INC                    COM            64110L106    1543   49970SH     SOLE        49970
NEXEN INC                          COM            65334H102    1859   80030SH     SOLE        80030
NOKIA CORP                         SPONSORED ADR  654902204    1301   69752SH     SOLE        69752
NUCOR CORP                         COM            670346105    1432   36260SH     SOLE        36260
NVIDIA CORP                        COM            67066G104    1615  150765SH     SOLE       150765
OCCIDENTAL PETE                    COM            674599105    1853   26308SH     SOLE        26308
ORACLE CORP                        COM            68389X105    1607   79130SH     SOLE        79130
ORMAT TECHNOLOGIES INC             COM            686688102    2438   67119SH     SOLE        67119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1565   85080SH     SOLE        85080
PATTERSON-UTI                      COM            703481101    1249   62370SH     SOLE        62370
PEABODY ENERGY                     COM            704549104    1248   27730SH     SOLE        27730
PERFECT WORLD CO LT                SPONSORED ADR R71372U104    1503   67000SH     SOLE        67000
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    1929   51560SH     SOLE        51560
PETRO-CANADA                       COM            71644E102    1772   53230SH     SOLE        53230
PIONEER NATURAL                    COM            723787107    1167   22320SH     SOLE        22320
PLAINS EXPLORATI                   COM            726505100    1893   53830SH     SOLE        53830
QWEST COMMUNICATIONS INTL INC      COM            749121109    1513  468570SH     SOLE       468570
RENESOLA LTD                       SPONSORED ADS  75971T103    3758  358200SH     SOLE       358200
SCHLUMBERGER LTD                   COM            806857108    1526   19540SH     SOLE        19540
SONY CORP                          AMER SH NEW    835699307    1449   46928SH     SOLE        46928
STATE STREET CORPORATION           COM            857477103    1240   21804SH     SOLE        21804
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    2766   77111SH     SOLE        77111
SWIFT ENERGY COMPANY               COM            870738101    1795   46400SH     SOLE        46400
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    1648  175856SH     SOLE       175856
TD AMERITRADE HLDG CORP            COM            87236Y108    1433   88440SH     SOLE        88440
THE9 LTD                           ADR            88337K104    1259   75000SH     SOLE        75000
TOYOTA MTR CO                      ADR 2 COM      892331307     860   10020SH     SOLE        10020
TRINA SOLAR LTD                    SPONSORED ADR  89628E104    3725  162300SH     SOLE       162300
UNIT CORP                          COM            909218109     603   12110SH     SOLE        12110
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209     765   34605SH     SOLE        34605
WIND RIV SYS INC                   COM            973149107    1462  146190SH     SOLE       146190

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